Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Japan Fund - Fidelity Japan Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	23.65%
Annual Return 2014	(8.44%)
Annual Return 2015	8.63%
Annual Return 2016	2.65%
Annual Return 2017	30.16%
Annual Return 2018	(14.84%)
Annual Return 2019	25.73%
Annual Return 2020	25.42%
Annual Return 2021	3.02%
Annual Return 2022	(22.23%)